GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.1 - Schedule 2

Customer Loan ID	Seller ID Number	Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
XXXX	XXXXX	XXXX	XXX	XXX	XXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Cleared	XXXX	1	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXXXXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard coverage of $XXX has a replacement cost extention up to $XXX, which is adequate coverage. Exception cleared.	Hazard insurance coverage is sufficient. Hazard coverage of $XXX has a replacement cost extention up to $XXX, which is adequate coverage.	XXXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																								; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds XXX Years;		Complete	Hazard insurance coverage is sufficient. Hazard coverage of $XXX has a replacement cost extention up to $XXX, which is adequate coverage.
XXXX	XXXXX	XXXX	XXX	XXX	XXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Compliance	No Compliance Findings	Cleared	XXXX	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
																								; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds XXX Years;		Complete
XXXX	XXXXX	XXXX	XXX		XXX	XXXX	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Credit	No Credit Findings	Cleared	XXXX	1	No Credit Findings	The loan meets all applicable credit guidelines.					Complete
XXXX	XXXXX	XXXX	XXX		XXX	XXXX	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Cleared	XXXX	1	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Initial LE provided	XXXX			Complete	This loan passed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) do not exceed the comparable charges ($XX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
XXXX	XXXXX	XXXX	XXX		XXX	XXXX	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Compliance	Charges That Cannot Increase Test	Cleared	XXXX	1	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Initial LE provided	XXXX			Complete	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
XXXX	XXXXX	XXXX	XXX		XXX	XXXX	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Compliance	Consummation or Reimbursement Date Validation Test	Cleared	XXXX	1	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	LE provided	XXXX			Complete	Exception resolved
XXXX	XXXXX	XXXX	XXX		XXX	XXXX	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	Cleared	XXXX	1	Initial Loan Estimate Delivery Date Test (from application)	The Disclosure Tracking in file indicates that the Initial LE dated XX/XX/XXXX was sent to the borrower electronically. However, the initial LE is not present in the file.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. Therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on Sunday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict. The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. Therefore, if additional disclosures are entered into Compliance Analyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the initial loan estimate delivery date test (from application).	Initial LE provided	XXXX			Complete	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on Sunday PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict. The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.